UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2015 to November 30, 2015

Commission File Number of issuing entity:	333-189814-01
Central Index Key Number of issuing entity:	0001583993

BMO COVERED BOND GUARANTOR LIMITED PARTNERSHIP

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor:	333-189814
Central Index Key Number of depositor and sponsor:	0000927971

BANK OF MONTREAL

(Exact name of depositor and sponsor as specified in its charter)

Aatish Desai (416) 867-7084
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Ontario, Canada	13-4941092
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

100 King St. West 1 First Canadian Place Toronto, Ontario, Canada M5X 1A1	M5X 1A1
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 867-6785
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Not Applicable	☐	☐	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.   Yes Ö   No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

The Bank of Montreal (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

None

PART II – OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

During the period covered by this report, the issuing entity did not guarantee and the Bank did not issue any Covered Bonds.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a)   List the documents filed as a part of the report.

99.1          Monthly Investor Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO COVERED BOND GUARANTOR LP
(Issuing entity)

Date:	December 14, 2015	By:	BANK OF MONTREAL
(Servicer)

/s/ Cathryn E. Cranston
(Signature) Cathryn E. Cranston Senior Vice President & Treasurer